Share-based awards and other equity instruments - RSUs activity (Details) - € / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Weighted Average Grant Date Fair Value
Shares withheld for tax withholding obligation	756,200
RSUs
RSUs
Beginning balance (in shares)	2,202,775
Granted (in shares)	6,595,705
Vested (in shares)	4,026,675
Cancelled (in shares)	795,005
Ending balance (in shares)	3,976,800	2,202,775
Weighted Average Grant Date Fair Value
Beginning balance (in EUR per share)	€ 1.79
Granted (in EUR per share)	0.43
Vested (in EUR per share)	0.87
Cancelled (in EUR per share)	0.95
Ending balance (in EUR per share)	€ 0.63	€ 1.79
Remaining contractual life	6 years	6 years
Shares withheld for tax withholding obligation	1,086,450